Investment Strategy - 1290 Equity 500 Index Fund	Oct. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and PerformancePrincipal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities in the S&P 500 Index.Derivative instruments that provide investment exposure to such investments or exposure to one or more market risk factors associated with such investments are included in the Fund's 80% policy, consistent with the Fund's investment policies and limitations with respect to investments in derivatives. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The S&P 500 Index is a broad measure of the performance of 500 leading companies chosen for market size, liquidity, and industry group representation to represent the equity performance of large-capitalization U.S. companies.The Sub-Adviser does not anticipate utilizing customary economic, financial or market analyses or other traditional investment techniques to manage the Fund. The Fund is constructed and maintained by utilizing a replication technique. That is, the Fund generally seeks to hold all 500 companies in the S&P 500 Index in the exact weight each represents in the index, although in certain instances a sampling approach may be utilized. This strategy is commonly referred to as an indexing strategy. Individual securities holdings may differ from those of the S&P 500 Index, and the Fund may not track the performance of the S&P 500 Index perfectly due to expenses and transaction costs, the size and frequency of cash flows into and out of the Fund, and differences between how and when the Fund and the S&P 500 Index are valued. The Fund will remain substantially fully invested in securities comprising the index even when prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Fund. The S&P 500 Index covers approximately 80% of the market capitalization of all publicly-traded U.S. equity securities. The securities in the S&P 500 Index are weighted based on the float-adjusted market value of their outstanding shares. The constituents of the S&P 500 Index are likely to change over time. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the Fund is designed to track. The Fund may concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the index the Fund is designed to track concentrates in the securities of a particular industry or group of industries.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The S&P 500 Index is a broad measure of the performance of 500 leading companies chosen for market size, liquidity, and industry group representation to represent the equity performance of large-capitalization U.S. companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund is constructed and maintained by utilizing a replication technique. That is, the Fund generally seeks to hold all 500 companies in the S&P 500 Index in the exact weight each represents in the index, although in certain instances a sampling approach may be utilized.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities in the S&P 500 Index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the index the Fund is designed to track concentrates in the securities of a particular industry or group of industries.